LOANS FROM THIRD PARTIES	6 Months Ended
Jun. 30, 2024
LOANS FROM THIRD PARTIES
LOANS FROM THIRD PARTIES

NOTE 11 – LOANS FROM THIRD PARTIES

As of June 30, 2024 and December 31, 2023, loans from third parties consist of unsecured loans from third parties at a weighted average annual effective interest rate of 23.1% and 23.1% for working capital purposes, respectively. These loans do not have repayment period and are repayable on demand.